MORGAN STANLEY VARIABLE INVESTMENT SERIES

522 Fifth Avenue

New York, New York 10036

June 29, 2018

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:                             Morgan Stanley Variable Investment Series (the “Fund”), on behalf of its European Equity and Limited Duration Portfolios

File Nos. 002-82510; 811-03692

Preliminary Proxy Statement on Schedule 14A

Dear Sir or Madam:

We are electronically filing via EDGAR, pursuant to the provisions of the Securities Exchange Act of 1934, as amended, and Rule 14a-6(b) thereunder, a copy of the preliminary proxy statement on Schedule 14A relating to the Fund’s Special Meeting of Shareholders.

No fees are required in connection with this filing. If you have any questions, please feel free to contact me at 212.698.3526 (tel) or 212.698.3599 (fax).

Very truly yours,

/s/ Allison Fumai
Allison Fumai